RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2021 and March 31, 2020, the Fund entered into several transactions with various former and current affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Asset Management Limited Partnership, and BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership) as follows:

The Fund originally incurred an annual fund management fee to Boston Capital Asset Management Limited Partnership, a former affiliate of the general partner.  As part of the sale disclosed in Note A, the fund management fee is now payable to BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership), an affiliate of the general partner as of December 15, 2020, in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the operating limited partnerships, less the amount of certain asset management and reporting fees paid by the operating limited partnerships.  The fund management fees earned and the reporting fees paid by the operating limited partners for the years ended March 2021 and 2020 are as follows:

	2021
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$122,624	$10,938	$111,686
Series 48	60,393	7,563	52,830
Series 49	493,632	38,418	455,214

	$676,649	$56,919	$619,730

	2020
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$243,117	$18,012	$225,105
Series 48	141,388	35,219	106,169
Series 49	511,104	58,571	452,533

	$895,609	$111,802	$783,807

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2021 and 2020, total fund management fees accrued were $8,875,807 and $9,053,594, respectively.

The fund management fees paid by the Fund for the years ended March 31, 2021 and 2020 are as follows:

	2021	2020
Series 47	$526,986	$46,746
Series 48	205,000	157,346
Series 49	122,450	—

	$854,436	$204,092

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2021 and 2020, charged to each series’ operations are as follows:

	2021	2020
Series 47	$14,103	$18,937
Series 48	13,357	16,815
Series 49	15,265	24,103

	$42,725	$59,855